Intangible Assets - Summary of information of the operating business that the company's goodwill allocated to (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Display business	$ 600,324	$ 600,324